Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 029 [Member] $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	$ 20.2
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	12.4
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	1.0
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	33.6
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	59.9
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	3.5
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	0.5
EBP, Change in Net Asset Available for Benefit, Increase	97.5
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	41.5
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	0.6
EBP, Change in Net Asset Available for Benefit, Decrease	42.1
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	55.4
EBP, Net Asset Available for Benefit	$ 440.9